Related Party Transactions (Detail Textuals) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Loans outstanding to related parties	$ 3,523,047	$ 3,852,658	$ 4,052,339
Deposits from related parties	$ 3,112,000	$ 3,117,000